Long-term investment, net (Tables)	12 Months Ended
Dec. 31, 2025
Long-term investment, net
Schedule of the carrying amount of the investment

	Year ended December 31,
	2025	2024

Investment at cost	$8,990	$—
Less: Accumulated impairment losses	—	—
Carrying amount of investment	$8,990	$—